Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	$ (19,432)	$ (28,176)	$ (12,489)
Interest expense (included in finance expenses)	(6,779)	(8,144)	(5,026)
Expense relating to short-term leases	(454)	(1,302)	(576)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(723)	(310)	(1,605)
Land and Buildings
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	(14,276)	(20,029)	(7,507)
Plant and Machinery
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	$ (5,156)	$ (8,147)	$ (4,982)